Right to Use Assets and Lease Liability - Schedule of Lease Cost (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating Lease Expenses [Member]
Lease expenses	$ 14,642	$ 49,505
Operating Lease Expenses [Member]
Lease expenses	64,818	36,291
Operating Lease Expenses - Related Party [Member]
Lease expenses	$ 3,273	$ 13,092